RISK MANAGEMENT - Concentration of loan by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 182,282,743	$ 173,819,116
Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	182,282,743	173,819,116
Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	92,768,553
Commercial Loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	92,768,553	94,600,648
Corporate loans [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	50,108,427
Corporate loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	50,108,427	55,562,618
SME Loans [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	12,209,759
SME Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	12,209,759	16,524,571
Other Commercial Loans [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	30,450,367
Other Commercial Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	30,450,367	22,513,459
Consumer
Disclosure Of Risk Management [Line Items]
Debt instruments held	39,700,670	31,993,381
Consumer | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	39,700,670	31,993,381
Credit card Loans [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	8,079,354
Credit card Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	8,079,354	7,026,689
Vehicle Loans [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,597,969
Vehicle Loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,597,969	3,253,060
Payroll loans [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	7,896,376
Payroll loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	7,896,376	7,451,381
Others Consumer Loans [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	20,126,971
Others Consumer Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	20,126,971	14,262,251
Mortgages [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	23,983,283
Mortgages [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	23,983,283	22,870,685
VIS Mortgage Loans [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,211,385
VIS Mortgage Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,211,385	5,778,067
Non-VIS Mortgage Loans [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	17,771,898
Non-VIS Mortgage Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	17,771,898	17,092,618
Financial Leases [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	24,550,829	23,198,204
Small Business Loans
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,279,408	1,156,198
Small Business Loans | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,279,408	1,156,198
2020 | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	31,944,466	34,510,004
2020 | Commercial Loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	27,697,217	31,052,548
2020 | Corporate loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	12,377,872	16,569,691
2020 | SME Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,700,971	5,253,678
2020 | Other Commercial Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	11,618,374	9,229,179
2020 | Consumer | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	897,630	749,322
2020 | Credit card Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	160,807	100,367
2020 | Vehicle Loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	66,581	60,754
2020 | Payroll loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	55,448	62,657
2020 | Others Consumer Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	614,794	525,544
2020 | Mortgages [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	48,937	58,613
2020 | VIS Mortgage Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	9,672	11,056
2020 | Non-VIS Mortgage Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	39,265	47,557
2020 | Financial Leases [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,052,472	2,393,428
2020 | Small Business Loans | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	248,210	256,093
Between 1 and 3 years | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	30,404,905	26,623,392
Between 1 and 3 years | Commercial Loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	21,352,300	18,846,830
Between 1 and 3 years | Corporate loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	9,593,705	8,491,758
Between 1 and 3 years | SME Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	4,384,119	5,482,139
Between 1 and 3 years | Other Commercial Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	7,374,476	4,872,933
Between 1 and 3 years | Consumer | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,275,564	4,562,956
Between 1 and 3 years | Credit card Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	334,486	244,218
Between 1 and 3 years | Vehicle Loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	573,874	610,398
Between 1 and 3 years | Payroll loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	530,242	624,660
Between 1 and 3 years | Others Consumer Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,836,962	3,083,680
Between 1 and 3 years | Mortgages [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	197,468	175,572
Between 1 and 3 years | VIS Mortgage Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	55,493	51,768
Between 1 and 3 years | Non-VIS Mortgage Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	141,975	123,804
Between 1 and 3 years | Financial Leases [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,993,125	2,560,578
Between 1 and 3 years | Small Business Loans | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	586,448	477,456
Between 3 and 5 years | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	44,883,789	33,245,511
Between 3 and 5 years | Commercial Loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	17,894,373	16,216,100
Between 3 and 5 years | Corporate loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	11,229,624	11,335,723
Between 3 and 5 years | SME Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,440,766	2,774,471
Between 3 and 5 years | Other Commercial Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	4,223,983	2,105,906
Between 3 and 5 years | Consumer | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	22,018,610	12,069,707
Between 3 and 5 years | Credit card Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	7,358,630	1,073,539
Between 3 and 5 years | Vehicle Loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,439,037	1,538,979
Between 3 and 5 years | Payroll loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,279,371	1,397,974
Between 3 and 5 years | Others Consumer Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	11,941,572	8,059,215
Between 3 and 5 years | Mortgages [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	512,509	479,086
Between 3 and 5 years | VIS Mortgage Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	134,784	117,404
Between 3 and 5 years | Non-VIS Mortgage Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	377,725	361,682
Between 3 and 5 years | Financial Leases [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	4,206,767	4,260,513
Between 3 and 5 years | Small Business Loans | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	251,530	220,105
Greater than 5 years | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	75,049,583	79,440,209
Greater than 5 years | Commercial Loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	25,824,663	28,485,170
Greater than 5 years | Corporate loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	16,907,226	19,165,446
Greater than 5 years | SME Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,683,903	3,014,283
Greater than 5 years | Other Commercial Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	7,233,534	6,305,441
Greater than 5 years | Consumer | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	11,508,866	14,611,396
Greater than 5 years | Credit card Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	225,431	5,608,565
Greater than 5 years | Vehicle Loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,518,477	1,042,929
Greater than 5 years | Payroll loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,031,315	5,366,090
Greater than 5 years | Others Consumer Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,733,643	2,593,812
Greater than 5 years | Mortgages [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	23,224,369	22,157,414
Greater than 5 years | VIS Mortgage Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,011,436	5,597,839
Greater than 5 years | Non-VIS Mortgage Loans [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	17,212,933	16,559,575
Greater than 5 years | Financial Leases [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	14,298,465	13,983,685
Greater than 5 years | Small Business Loans | Loans and Advances
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 193,220	$ 202,544